Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Purchase Price Allocation - Symon Holdings Corporation (USD $)	Jun. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Jan. 31, 2012	Jan. 31, 2011	Jan. 30, 2010	Apr. 19, 2013 Symon Holdings Corporation [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Purchase Price Allocation - Symon Holdings Corporation [Line Items]
Tangible Assets							$ 17,581,840
Intangible Assets							21,326,000
Goodwill	31,037,564	10,972,547	0	10,969,148	10,876,018	10,797,649	21,241,994
Liabilities							(16,464,006)
Total Purchase Price							$ 43,685,828